Preferred shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance		¥ 388,910,000	¥ 388,910,000
Dividends declared	¥ 0.000	0.000	8,604,000
Dividends paid			(8,604,000)
Reversal of accretion on Series C preferred shares		(120,000,000)
Conversion of preferred shares to Class A ordinary shares		(268,910,000)
Ending Balance			388,910,000
Series A preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance		18,856,000	18,856,000
Dividends declared			4,602,000
Dividends paid			(4,602,000)
Conversion of preferred shares to Class A ordinary shares		(18,856,000)
Ending Balance			18,856,000
Series A+ preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance		3,771,000	3,771,000
Dividends declared			920,000
Dividends paid			(920,000)
Conversion of preferred shares to Class A ordinary shares		(3,771,000)
Ending Balance			3,771,000
Series B preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance		6,283,000	6,283,000
Dividends declared			1,534,000
Dividends paid			(1,534,000)
Conversion of preferred shares to Class A ordinary shares		(6,283,000)
Ending Balance			6,283,000
Series C redeemable convertible preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance		360,000,000	360,000,000
Dividends declared			1,548,000
Dividends paid			(1,548,000)
Reversal of accretion on Series C preferred shares		(120,000,000)
Conversion of preferred shares to Class A ordinary shares		¥ (240,000,000)
Ending Balance			¥ 360,000,000